Equity - Distribution of Profit - Additional Information (Details) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Preference shares, preferred dividend
Equity
Dividends paid, per share (in Euros per share)	€ 0.01	€ 0.01